Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Aug. 31, 2024
Convertible Preferred Stock [Line items]
Percentage of holder's pro rata share to be purchased for convertible notes, threshold		20.00%
Percentage of holder's pro rata share for PIPE agreement, threshold		80.00%
Gain on extinguishment of temporary equity (in Dollars)		$ 216,400
Temporary equity, carrying amount (in Dollars)			$ 93,889
Temporary equity fair value disclosures (in Dollars)		122,800
Number of shares converted			8,418,087
Shares issued upon conversion of convertible preferred stock			841,785
Convertible preferred stock authorized			12,550,441
Convertible preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line items]
Temporary equity, carrying amount (in Dollars)		$ 339,200
Convertible preferred stock authorized					50,000,000
Convertible preferred stock, par value (in Dollars per share)					$ 0.0001
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line items]
Convertible preferred stock authorized	[1]		1,631,226
Issuance of convertible preferred stock			56,080
Shares issued, price per share (in Dollars per share)			$ 3.01
Discount percentage from original issuance price			5.00%
Series E Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line items]
Convertible preferred stock authorized	[2]		3,951,628
Issuance of convertible preferred stock			838,702
Shares issued, price per share (in Dollars per share)			$ 54.61
Discount percentage from original issuance price			15.00%

[1]	Includes 56,080 shares of Series A convertible preferred stock issued at a price of $3.01 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.
[2]	Includes 838,702 shares of Series E convertible preferred stock issued at a price of $54.61 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.